Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

May 6, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Series Fund, Inc. (on behalf of ING Strategic Allocation Conservative Fund)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Series, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Strategic Allocation Conservative Fund (to be renamed ING Capital Allocation Fund), a series of the Registrant, will acquire all of the assets of ING Balanced Fund, also a series of the Registrant, in exchange for shares of ING Strategic Allocation Conservative Fund and the assumption by ING Strategic Allocation Conservative Fund of the liabilities of ING Balanced Fund.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480.477.2278.

Sincerely,

/s/ Chris C. Okoroegbe
Chris C. Okoroegbe

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